ACQUISITIONS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Aggregate purchase price			$ 6,372,000
Ordinary shares			9,000,000
Yundian [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding			100.00%
Revenue						$ 21,595	$ 10,978,767
Net inxome (loss)						$ (952,590)	11,219,853
Yundian [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Indirectly percentage of issued and outstanding			100.00%
Code Beating [Member]
Business Acquisition [Line Items]
Aggregate purchase price		$ 6,120,000
Ordinary shares		10,000,000
Revenue					$ 8,680,972		11,977,268
Net inxome (loss)					$ 596,412		11,218,447
Yuanxing [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding	100.00%
Aggregate purchase price	$ 2,640,000
Ordinary shares	12,000,000
Revenue				$ 537,252			12,540,220
Net inxome (loss)				$ (169,034)			$ 10,811,082
Yuanxing [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Indirectly percentage of issued and outstanding	100.00%